Cash At Bank And Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure of Cash at bank

	As of December 31,
Cash at bank	2020	2021
	RMB’000	RMB’000
Demand deposits
RMB	13,782,874	18,132,859
USD	3,784,469	4,137,462
HKD	43,110	43,697
IDR	11,676	37,385
SGD	5,344	3,651

	17,627,473	22,355,054

Time deposits
RMB	3,140,058	11,659,866
USD	3,262,450	637,884
IDR	128,772	93,776

	6,531,280	12,391,526

Less: Provision for impairment losses	(185)	(3,392)

	24,158,568	34,743,188

Disclosure of Restricted cash

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Restricted cash
Cash from consolidated structured entities (a)	14,581,753	24,903,595
Deposits for borrowings (b)	—	3,042,930
Deposits held on behalf of platform investors (c)	7,997,940	1,791,455
Others	449,895	715,559

	23,029,588	30,453,539

(a)
Cash from consolidated structured entities is the cash held by the Group’s consolidated structured entities collected from platform investors mainly for their upcoming investment in retail credit business.

(b)	Deposits for borrowings are pledges for secured borrowings ( refer to Note 29(a)).
(c)
Deposits held on behalf of platform investors represents funds received from platform investors while investment decisions are yet to be made, or investors’ funds withdrawal is in processing due to settlement time.